Debt - Maturities of Long Term Debt (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Debt Disclosure [Abstract]
Unamortized discount	$ 2,900
2016	89,583
2017	589,584
2018	848,333
2019	610,833
2020	750,000
Thereafter	0
Total	$ 2,888,333